Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Schedule of Revenues and Percentage of Combined Revenues for Customers

The following table presents revenues and percentage of combined revenues for customers that accounted for more than 10% of the Partnership’s combined revenues during the years ended December 31, 2013, 2012 and 2011. All of these customers are major international oil companies.

	Year Ended December 31,
(U.S. Dollars in thousands)	2013		2012		2011
Brazil Shipping I Limited, a subsidiary of BG Group Plc	$20,311	28%	$14,905	23%	$13,172	30%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	22,860	31%	24,980	38%	14,540	33%
Statoil ASA	21,563	29%	22,193	34%	14,096	32%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	8,417	12%	—	—	—	—